UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21979

Nuveen Investment Trust V

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund

June 30, 2013

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL STRUCTURES – 22.9%

	Capital Markets – 2.1%

204,179	Deutsche Bank Capital Funding Trust VIII	6.375%	BBB–	$5,073,848

148,051	Deutsche Bank Contingent Capital Trust V	8.050%	BBB–	4,075,844

586,300	Goldman Sachs Group, Inc.	5.500%	BB+	14,153,282

96,621	Morgan Stanley Capital Trust VIII	6.450%	BB+	2,396,201
	Total Capital Markets			25,699,175
	Commercial Banks – 2.8%

619,213	PNC Financial Services	6.125%	BBB	16,650,638

150,000	Private Bancorp Incorporated	7.125%	N/R	3,892,500

283,670	Regions Financial Corporation	6.375%	BB	6,949,915

301,600	Texas Capital Bancshares Inc.	6.500%	BB	7,331,896
	Total Commercial Banks			34,824,949
	Consumer Finance – 0.9%

469,953	Discover Financial Services	6.500%	BB	11,795,820
	Diversified Financial Services – 5.7%

147,753	Citigroup Inc.	8.125%	BB	4,432,590

683,187	Countrywide Capital Trust III	7.000%	BB+	17,188,985

602,868	ING Groep N.V.	8.500%	BBB–	15,258,589

698,155	ING Groep N.V.	7.375%	BBB–	17,439,912

399,112	ING Groep N.V.	7.200%	BBB–	9,989,773

83,482	ING Groep N.V.	7.050%	BBB–	2,075,363

134,010	ING Groep N.V.	6.375%	BBB–	3,249,743

18,031	ING Groep N.V.	6.200%	BBB–	434,547

52,681	ING Groep N.V.	6.125%	BBB–	1,256,442
	Total Diversified Financial Services			71,325,944
	Insurance – 8.6%

126,070	Aegon N.V.	8.000%	Baa1	3,506,007

486,648	Aegon N.V.	7.250%	Baa1	12,219,731

48,646	Aegon N.V.	6.500%	Baa1	1,203,016

266,764	Aegon N.V.	6.375%	Baa1	6,578,400

409,480	Arch Capital Group Limited	6.750%	BBB	10,552,300

74,025	Aspen Insurance Holdings Limited	7.250%	BBB–	1,954,260

765,000	Aspen Insurance Holdings Limited	5.950%	BBB–	19,507,500

368,827	Axis Capital Holdings Limited	6.875%	BBB	9,641,138

495,781	Endurance Specialty Holdings Limited	7.500%	BBB–	13,316,678

150,476	Hartford Financial Services Group Inc.	7.875%	BB+	4,436,032

485,250	Maiden Holdings Limited	8.250%	BB	12,762,075

285,000	Reinsurance Group of America Inc.	6.200%	BBB	7,410,000

164,389	W.R. Berkley Corporation	5.625%	Baa3	3,840,127
	Total Insurance			106,927,264
	Oil, Gas & Consumable Fuels – 0.7%

320,895	Nustar Logistics Limited Partnership	7.625%	Ba2	8,407,449
	Real Estate Investment Trust – 0.2%

64,000	National Retail Properties Inc.	6.625%	Baa3	1,624,960

41,067	Vornado Realty Trust	6.875%	BBB–	1,059,528
	Total Real Estate Investment Trust			2,684,488

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund (continued)

June 30, 2013

Shares	Description (1)	Coupon		Ratings (2)	Value

	U.S. Agency – 1.9%

107,000	Cobank Agricultural Credit Bank, (3)	11.000%		A–	$5,915,099

166,400	Cobank Agricultural Credit Bank, 144A, (3)	6.250%		A–	17,092,408
	Total U.S. Agency				23,007,507
	Total $25 Par (or similar) Retail Structures (cost $260,975,809)				284,672,596

Principal Amount (000)	Description (1)		Optional Call Provisions (4)	Ratings (2)	Value
	TAXABLE MUNICIPAL BONDS – 0.0%

	California – 0.0%

$155	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008B, 11.000%, 10/01/14		No Opt. Call	N/R	$153,382
$155	Total Taxable Municipal Bonds (cost $155,000)				153,382

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 1.0%

	Insurance – 1.0%

$2,000	Nationwide Mutual Insurance Company, 144A	8.250%	12/01/31	A–	$2,492,858

3,500	Nationwide Mutual Insurance Company, 144A	7.875%	4/01/33	A–	4,244,979

3,210	Nationwide Mutual Insurance Company, 144A	9.375%	8/15/39	A–	4,343,405

2,000	Security Benefit Life Insurance Company, 144A	7.450%	10/01/33	BBB	1,975,056
$10,710	Total Corporate Bonds (cost $10,996,524)				13,056,298

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL STRUCTURES – 72.3%

	Capital Markets – 2.5%

2,640	Aberdeen Asset Management LLC, Reg S	7.000%	N/A (5)	BBB–	$2,613,600

8,500	Credit Suisse Guernsey, Reg S	7.875%	2/24/41	BBB–	8,882,500

22,700	Deutsche Bank Capital Funding Trust V, 144A	4.901%	N/A (5)	BBB–	19,295,000
	Total Capital Markets				30,791,100
	Commercial Banks – 17.0%

15,125	Abbey National Capital Trust I	8.963%	N/A (5)	BBB–	18,150,000

3,729	Banco Santander Finance	10.500%	N/A (5)	BB	3,949,244

9,149	Barclays Bank PLC, 144A	10.180%	6/12/21	A–	11,602,670

19,470	BNP Paribas, 144A	7.195%	N/A (5)	BBB	18,837,225

18,270	Fifth Third Bancorp.	5.100%	N/A (5)	BB+	17,265,150

9,918	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (5)	BBB+	14,083,560

4,300	PNC Financial Services Inc.	4.850%	N/A (5)	BBB	4,009,750

39,358	Rabobank Nederland, 144A	11.000%	N/A (5)	A–	50,476,635

1,000	Republic New York Capital I	7.750%	11/15/26	BBB+	1,015,000

7,992	Royal Bank of Scotland Group PLC	7.648%	N/A (5)	BB	7,312,680

2,836	Societe Generale, Reg S	8.750%	N/A (5)	BBB–	2,912,572

730	Standard Chartered PLC, 144A	7.014%	N/A (5)	BBB+	737,300

54,657	Wells Fargo & Company	7.980%	N/A (5)	BBB+	61,762,410
	Total Commercial Banks				212,114,196

2	Nuveen Investments

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services – 15.2%

24,600	Agstar Financial Services Inc., 144A	6.750%	N/A (5)	BB	$24,200,250

12,570	Bank of America Corporation	8.000%	N/A (5)	BB+	13,999,838

5,634	Bank of America Corporation	8.125%	N/A (5)	BB+	6,338,250

4,665	Bank of New York Mellon	4.500%	N/A (5)	Baa1	4,385,100

3,955	Citigroup Capital III	7.625%	12/01/36	BB+	4,736,500

7,295	Citigroup Inc.	5.950%	N/A (5)	BB	7,259,255

9,000	Citigroup Inc.	5.900%	N/A (5)	BB	8,910,000

44,585	General Electric Capital Corporation	7.125%	N/A (5)	AA–	50,381,050

9,790	ING US Inc., 144A	5.650%	5/15/53	Ba1	9,202,600

21,995	JPMorgan Chase & Company	5.150%	N/A (5)	BBB	20,950,238

34,465	JPMorgan Chase & Company	7.900%	N/A (5)	BBB	38,945,450
	Total Diversified Financial Services				189,308,531
	Electric Utilities – 0.6%

7,426	Electricite de France, 144A	5.250%	N/A (5)	A3	7,099,256
	Insurance – 33.3%

2,458	AG2R La Mondiale Vie, Reg S	7.625%	N/A (5)	BBB–	2,503,779

7,600	American General Capital II	8.500%	7/01/30	BBB	9,880,000

12,865	American International Group, Inc.	8.175%	5/15/58	BBB	15,695,300

6,440	Aquarius & Investments PLC fbo SwissRe, Reg S	8.250%	N/A (5)	N/R	6,874,700

13,475	Aviva PLC, Reg S	8.250%	N/A (5)	BBB	14,222,863

8,516	AXA SA	8.600%	12/15/30	A3	10,304,360

48,919	Catlin Insurance Company Limited, 144A	7.249%	N/A (5)	BBB+	50,019,677

6,865	Cloverie PLC Zurich Insurance, Reg S	8.250%	N/A (5)	A	7,774,612

4,900	Dai-Ichi Mutual Life, 144A	7.250%	N/A (5)	A3	5,279,750

63,430	Financial Security Assurance Holdings, 144A	6.400%	12/15/66	BBB	53,915,500

3,893	Friends Life Group PLC, Reg S	7.875%	N/A (5)	BBB+	4,019,523

37,008	Glen Meadows Pass Through Trust, 144A	6.505%	2/12/67	BB+	34,787,520

5,000	Great West Life & Annuity Insurance Capital LP II, 144A	7.153%	5/16/46	A–	5,125,000

1,300	Lincoln National Corporation	7.000%	5/17/66	BBB	1,296,490

35,231	MetLife Capital Trust X, 144A	9.250%	4/08/38	BBB	46,504,920

13,095	Provident Financing Trust I	7.405%	3/15/38	Baa3	14,164,037

3,000	Prudential Financial Inc.	5.875%	9/15/42	BBB+	3,007,500

2,600	Prudential Financial Inc.	5.200%	3/15/44	BBB+	2,457,000

11,705	Prudential PLC	7.750%	N/A (5)	A–	12,419,005

855	Prudential PLC, Reg S	6.500%	N/A (5)	A–	835,121

3,000	QBE Capital Funding Trust II, 144A	6.797%	N/A (5)	BBB	2,971,196

38,323	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB	40,469,088

9,940	Reinsurance Group of America Inc.	6.750%	12/15/65	BBB–	9,952,425

7,350	Sompo Japan Insurance, 144A	5.325%	3/28/73	A–	6,820,903

21,444	Symetra Financial Corporation, 144A	8.300%	10/15/37	BBB–	22,666,308

30,235	White Mountain Re Group, 144A	7.506%	N/A (5)	BB+	31,193,691
	Total Insurance				415,160,268
	Real Estate Investment Trust – 2.2%

21,596	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (5)	Ba1	27,541,983

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund (continued)

June 30, 2013

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. Agency – 1.5%

15,750	Farm Credit Bank of Texas	10.000%	N/A (5)	Baa1	$18,944,297
	Total $1,000 Par (or similar) Institutional Structures (cost $868,760,024)				900,959,631

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 2.0%

$24,575	Repurchase Agreement with State Street Bank, dated 6/28/13, repurchase price $24,574,548, collateralized by $25,475,000 U.S. Treasury Notes, 0.625%, due 5/31/17, value $25,069,234	0.010%	7/01/13		$24,574,528
	Total Short-Term Investments (cost $24,574,528)				24,574,528
	Total Investments (cost $1,165,461,885) – 98.2%				1,223,416,435
	Other Assets Less Liabilities – 1.8% (6)				22,150,151
	Net Assets – 100%				$1,245,566,586

Investments in Derivatives as of June 30, 2013

Forward Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (7)	Termination Date	Unrealized Appreciation (Depreciation) (6)
Barclays PLC	$50,000,000	Receive	3-Month USD-LIBOR	2.758%	Semi-Annually	11/06/14	11/06/34	$6,437,956

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Structures	$261,665,089	$23,007,507	$—	$284,672,596
Taxable Municipal Bonds	—	153,382	—	153,382
Corporate Bonds	—	13,056,298	—	13,056,298
$1,000 Par (or similar) Institutional Structures	—	900,959,631	—	900,959,631
Short-Term Investments:
Repurchase Agreements	—	24,574,528	—	24,574,528
Derivatives:
Forward Swaps*	—	6,437,956	—	6,437,956
Total	$261,665,089	$968,189,302	$—	$1,229,854,391
*	Represents net unrealized appreciation (depreciation).

4	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2013, the cost of investments (excluding investments in derivatives) was $1,169,306,591.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of June 30, 2013, were as follows:

Gross unrealized:
Appreciation	$69,286,340
Depreciation	(15,176,496)
Net unrealized appreciation (depreciation) of investments	$54,109,844

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Structures classified as Level 2.
(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(5)	Perpetual security. Maturity date is not applicable.
(6)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(7)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
N/A	Not applicable.
N/R	Not rated.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
USD-LIBOR	United States Dollar – London Inter-Bank Offered Rate

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen NWQ Flexible Income Fund

June 30, 2013

Shares	Description (1)			Value
	COMMON STOCKS – 6.3%

	Capital Markets – 2.8%

29,800	Ares Capital Corporation			$512,560

26,043	Medley Capital Corporation			353,664

12,500	TCP Capital Corporation			209,625
	Total Capital Markets			1,075,849
	Insurance – 1.3%

11,500	American International Group			514,050
	Real Estate Investment Trust – 1.4%

16,500	PennyMac Mortgage Investment Trust			347,325

1,200	Simon Property Group, Inc.			189,504
	Total Real Estate Investment Trust			536,829
	Software – 0.8%

9,120	Microsoft Corporation			314,914
	Thrifts & Mortgage Finance – 0.0%

900	PennyMac Financial Services Inc., (2)			19,143
	Total Common Stocks (cost $2,457,674)			2,460,785

Shares	Description (1)	Coupon		Value
	PREFERRED STOCKS – 1.3%

	Real Estate Investment Trust – 1.3%

5,425	CapLease, Incorporated	7.250%		$137,686

10,000	Hospitality Properties Trust	7.125%		255,400

4,775	Penn Real Estate Investment Trust	7.375%		122,288
	Total Preferred Stocks (cost $529,343)			515,374

Shares	Description (1)	Coupon	Ratings (3)	Value
	CONVERTIBLE PREFERRED SECURITIES – 0.6%

	Real Estate Investment Trust – 0.4%

6,750	CommonWealth REIT	6.500%	Ba1	$155,588
	Thrifts & Mortgage Finance – 0.2%

1,820	New York Community Capital Trust V	6.000%	Baa3	86,213
	Total Convertible Preferred Securities (cost $250,277)			241,801

Shares	Description (1)	Coupon	Ratings (3)	Value
	$25 PAR (OR SIMILAR) RETAIL STRUCTURES – 72.6%

	Capital Markets – 9.6%

7,500	Affiliated Managers Group, Inc.	6.375%	BBB	$188,700

10,000	Allied Capital Corporation	6.875%	BBB	249,900

22,375	Apollo Investment Corporation	6.625%	BBB	541,916

1,503	BGC Partners, Inc.	8.125%	BBB–	40,010

7,200	Fifth Street Finance Corporation	5.875%	BBB–	178,344

11,151	Goldman Sachs Group Inc., Series 2004-4 (CORTS)	6.000%	Baa3	274,649

9,955	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	Baa3	242,902

1,750	Goldman Sachs Group Inc.	5.950%	BB+	43,050

7,525	Hercules Technology Growth Capital Incorporated	7.000%	N/R	195,650

6	Nuveen Investments

Shares	Description (1)	Coupon	Ratings (3)	Value
	Capital Markets (continued)

6,892	Hercules Technology Growth Capital Incorporated	7.000%	N/R	$176,435

1,000	Medley Capital Corporation	7.125%	N/R	25,720

14,450	Medley Capital Corporation	6.125%	N/R	356,626

7,500	Morgan Stanley, Series 2006A	4.000%	BB+	160,875

14,575	MVC Capital Incorporated	7.250%	N/R	367,873

14,450	Solar Capital Limited	6.750%	BBB–	351,280

14,250	Triangle Capital Corporation	6.375%	N/R	359,813
	Total Capital Markets			3,753,743
	Commercial Banks – 9.4%

900	Associated Banc-Corp.	8.000%	BB+	25,560

2,480	BB&T Corporation	5.625%	BBB	59,768

10,000	Boston Private Financial Holdings Inc.	6.950%	N/R	248,300

250	CoBank, ACB, (4)	6.250%	A–	25,680

1,275	CoBank, ACB, (4)	6.125%	A–	126,863

9,625	First Horizon National Corporation	6.200%	BB	238,123

7,957	First Niagara Finance Group	8.625%	BB+	226,775

5,000	First Republic Bank of San Francisco	6.200%	BBB	124,250

16,000	GMAC LLC	7.300%	BB–	400,800

13,225	HSBC Holdings PLC	8.000%	BBB+	358,398

6,975	PNC Financial Services	6.125%	BBB	187,558

9,712	Private Bancorp Incorporated	7.125%	N/R	252,026

7,508	Regions Financial Corporation	6.375%	BB	183,946

6,668	TCF Financial Corporation	7.500%	BB	175,568

9,326	TCF Financial Corporation	6.450%	BB	230,445

12,500	Texas Capital Bancshares Inc.	6.500%	BB	303,875

2,000	U.S. Bancorp.	6.500%	BBB+	56,200

9,775	Webster Financial Corporation	6.400%	Ba1	242,420

2,425	Zions Bancorporation	9.500%	BB	61,595

880	Zions Bancorporation	7.900%	BB	25,062

4,250	Zions Bancorporation	6.300%	BB	108,163
	Total Commercial Banks			3,661,375
	Consumer Finance – 2.8%

8,207	Discover Financial Services	6.500%	BB	205,996

7,500	GMAC Capital Trust I	8.125%	B3	195,375

1,275	GMAC LLC	7.250%	BB–	32,143

11,850	HSBC Finance Corporation	6.360%	A	294,354

15,000	SLM Corporation	6.000%	BBB–	344,400
	Total Consumer Finance			1,072,268
	Diversified Financial Services – 3.5%

7,951	KCAP Financial Inc.	7.375%	N/R	203,546

15,700	KKR Financial Holdings LLC	7.375%	BB+	406,630

14,500	Main Street Capital Corporation	6.125%	N/R	359,600

525	Merrill Lynch Preferred Capital Trust V	7.280%	BB+	13,199

14,500	PennantPark Investment Corporation	6.250%	BBB–	361,050
	Total Diversified Financial Services			1,344,025

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen NWQ Flexible Income Fund (continued)

June 30, 2013

Shares	Description (1)	Coupon	Ratings (3)	Value
	Diversified Telecommunication Services – 1.2%

10,000	Qwest Corporation	7.375%	BBB–	$264,600

7,650	Qwest Corporation	6.125%	BBB–	184,365
	Total Diversified Telecommunication Services			448,965
	Electric Utilities – 1.7%

7,375	NextEra Energy Inc.	5.000%	BBB	166,528

14,468	PPL Capital Funding, Inc.	5.900%	BB+	348,389

6,275	SCE Trust I	5.625%	BBB+	148,090
	Total Electric Utilities			663,007
	Energy Equipment & Services – 0.0%

550	Greenhunter Energy Incorporated	10.000%	N/R	9,416
	Household Durables – 0.9%

14,300	Pitney Bowes Incorporated	6.700%	BBB	361,075
	Insurance – 8.1%

2,800	Allstate Corporation	5.100%	Baa1	71,652

5,925	American Financial Group	7.000%	BBB+	156,420

8,400	American Financial Group	6.375%	BBB+	215,124

14,625	Argo Group US Inc.	6.500%	BBB–	361,091

8,325	Aspen Insurance Holdings Limited	7.401%	BBB–	221,528

6,732	Aspen Insurance Holdings Limited	7.250%	BBB–	177,725

7,025	Axis Capital Holdings Limited	6.875%	BBB	183,634

6,725	Endurance Specialty Holdings Limited	7.750%	BBB–	181,575

13,604	Endurance Specialty Holdings Limited	7.500%	BBB–	365,403

9,100	Hanover Insurance Group	6.350%	Ba1	221,039

13,598	Maiden Holdings NA Limited	8.000%	BBB–	368,642

4,865	Principal Financial Group	6.518%	BBB	125,614

2,500	Protective Life Corporation	6.000%	BBB	62,350

6,200	Prudential Financial Inc.	5.700%	BBB+	150,660

4,825	Reinsurance Group of America Inc.	6.200%	BBB	125,450

7,450	Selective Insurance Group	5.875%	BBB+	171,797
	Total Insurance			3,159,704
	Metals & Mining – 0.5%

9,350	Gamco Global Gold Natural Resources & Income Trust	5.000%	A1	207,290
	Multi-Utilities – 1.1%

7,500	DTE Energy Company	6.500%	Baa2	195,075

7,750	Scana Corporation	7.700%	BBB–	208,398
	Total Multi-Utilities			403,473
	Oil, Gas & Consumable Fuels – 3.2%

8,680	Magnum Hunter Resources Corporation	8.000%	N/R	384,090

13,637	Nustar Logistics Limited Partnership	7.625%	Ba2	357,289

20,000	Teekay Offshore Partners LP	7.250%	N/R	506,000
	Total Oil, Gas & Consumable Fuels			1,247,379
	Real Estate Investment Trust – 29.0%

10,425	AG Mortgage Investment Trust	8.000%	N/R	250,304

20,000	Annaly Capital Management	7.625%	N/R	495,400

800	Apartment Investment & Management Company	7.000%	BB	20,720

8	Nuveen Investments

Shares	Description (1)	Coupon	Ratings (3)	Value
	Real Estate Investment Trust (continued)

10,000	Apollo Commercial Real Estate Finance	8.625%	N/R	$265,500

14,416	Apollo Residential Mortgage Inc.	8.000%	N/R	352,760

9,825	Arbor Realty Trust Incorporated	8.250%	N/R	245,625

3,200	Arbor Realty Trust Incorporated	7.750%	N/R	77,728

12,747	Armour Residential REIT Incorporated	7.875%	N/R	304,781

6,861	Ashford Hospitality Trust Inc.	9.000%	N/R	180,719

11,804	Capstead Mortgage Corporation	7.500%	N/R	287,782

10,000	CBL & Associates Properties Inc.	7.375%	BBB	253,000

2,486	CBL & Associates Properties Inc.	6.625%	BBB	61,827

14,521	Cedar Shopping Centers Inc., Series A	7.250%	N/R	373,190

7,718	Chesapeake Lodging Trust	7.750%	N/R	197,967

8,225	Coresite Realty Corporation	7.250%	N/R	209,326

10,000	CYS Invsetments Inc.	7.750%	N/R	241,000

7,600	CYS Invsetments Inc.	7.500%	N/R	179,816

7,325	DDR Corporation	6.500%	Ba1	176,826

10,000	DDR Corporation	6.250%	Ba1	237,100

14,250	Digital Realty Trust Inc.	7.000%	Baa3	364,800

15,000	Dupont Fabros Technology	7.875%	Ba2	384,750

6,125	Dynex Capital Inc.	8.500%	N/R	159,250

8,675	Dynex Capital Inc.	7.625%	N/R	211,930

6,700	First Potomac Realty Trust	7.750%	N/R	176,746

7,500	Hatteras Financial Corporation	7.625%	N/R	181,125

5,257	Hersha Hospitality Trust	6.875%	N/R	127,587

7,398	Inland Real Estate Corporation	8.125%	N/R	191,238

14,258	Invesco Mortgage Capital Inc.	7.750%	N/R	350,747

7,500	Kennedy-Wilson Inc.	7.750%	N/R	192,150

11,223	MFA Financial Inc.	8.000%	D	290,002

7,400	MFA Financial Inc.	7.500%	N/R	179,820

7,500	National Retail Properties Inc.	6.625%	Baa3	190,425

8,992	National Retail Properties Inc., (2)	5.700%	Baa3	215,538

14,450	New York Mortgage Trust, Inc.	7.750%	N/R	350,413

10,000	Northstar Realty Finance Corporation	8.875%	N/R	253,500

7,500	Northstar Realty Finance Corporation	8.250%	N/R	184,500

9,975	Pebblebrook Hotel Trust	6.500%	N/R	240,896

7,500	Penn Real Estate Investment Trust	8.250%	N/R	198,300

13,500	PS Business Parks, Inc.	5.700%	Baa2	314,280

12,500	Rait Financial Trust	7.750%	N/R	308,625

11,776	Retail Properties of America	7.000%	N/R	293,576

9,045	Sabra Health Care Real Estate Investement Trust	7.125%	B3	227,844

10,000	Senior Housing Properties Trust	5.625%	BBB–	239,200

2,250	Strategic Hotel Capital Inc., Series B	8.250%	N/R	54,225

10,000	Strategic Hotel Capital Inc., Series C	8.250%	N/R	239,000

2,050	Summit Hotel Properties Inc.	7.875%	N/R	53,095

9,251	Taubman Centers Incorporated, Series K	6.250%	N/R	224,614

2,700	Urstadt Biddle Properties	7.125%	N/R	69,903

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen NWQ Flexible Income Fund (continued)

June 30, 2013

Shares	Description (1)	Coupon		Ratings (3)	Value
	Real Estate Investment Trust (continued)

7,399	Winthrop Realty Trust Inc.	9.250%		N/R	$195,704

8,850	Winthrop Realty Trust Inc.	7.750%		N/R	232,224
	Total Real Estate Investment Trust				11,307,378
	Real Estate Management & Development – 0.5%

7,500	Forest City Enterprises Inc.	7.375%		BB–	192,150
	Thrifts & Mortgage Finance – 1.1%

10,000	Astoria Financial Corporation	6.500%		BB	247,000

7,720	Everbank Financial Corporation	6.750%		N/R	193,000
	Total Thrifts & Mortgage Finance				440,000
	Total $25 Par (or similar) Retail Structures (cost $28,555,619)				28,271,248

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 3.5%

	Capital Markets – 0.1%

$25	Jefferies Group Inc.	6.500%	1/20/43	BBB	$23,936
	Commercial Services & Supplies – 1.4%

345	RR Donnelley & Son Company	8.250%	3/15/19	BB	362,250

180	RR Donnelley & Son Company	7.875%	3/15/21	BB	183,600
525	Total Commercial Services & Supplies				545,850
	Diversified Financial Services – 0.9%

350	Jefferies Finance LLC, 144A	7.375%	4/01/20	B+	339,500
	Diversified Telecommunication Services – 0.9%

350	Frontier Communications Corporation	7.125%	1/15/23	BB+	348,250
	Insurance – 0.1%

32	Protective Life Corporation	8.450%	10/15/39	A–	41,089
	Oil, Gas & Consumable Fuels – 0.1%

50	Alpha Natural Resources, Inc.	9.750%	4/15/18	B+	48,500
$1,332	Total Corporate Bonds (cost $1,374,641)				1,347,125

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL STRUCTURES – 2.5%

	Commercial Banks – 0.9%

294	Wells Fargo & Company	7.500%	N/A (5)	BBB+	$351,036
	Diversified Financial Services – 1.2%

311	Bank of America Corporation	7.250%	N/A (5)	BB+	345,365

25	JPMorgan Chase & Company, (6)	5.150%	N/A (5)	BBB	23,813

100	General Electric Capital Corporation, (6)	6.250%	N/A (5)	AA–	106,250
	Total Diversified Financial Services				475,428
	Insurance – 0.4%

100	Liberty Mutual Group, 144A, (6)	7.800%	3/15/37	Baa3	117,250

3	Prudential PLC, (6)	7.750%	N/A (5)	A–	3,183

18	Symetra Financial Corporation, 144A, (6)	8.300%	10/15/37	BBB–	19,026
	Total Insurance				139,459
	Total $1,000 Par (or similar) Institutional Structures (cost $983,609)				965,923

10	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 9.7%

$3,799	Repurchase Agreement with State Street Bank, dated 6/28/13, repurchase price $3,798,925, collateralized by $3,940,000 U.S. Treasury Notes, 0.625%, due 5/31/17, value $3,877,244	0.010%	7/01/13	$3,798,922
	Total Short-Term Investments (cost $3,798,922)			3,798,922
	Total Investments (cost $37,950,085) – 96.5%			37,601,178
	Other Assets Less Liabilities – 3.5%			1,377,184
	Net Assets – 100%			$38,978,362

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$2,460,785	$—	$—	$2,460,785
Preferred Stocks	515,374	—	—	515,374
Convertible Preferred Securities	241,801	—	—	241,801
$25 Par (or similar) Retail Structures	28,118,705	152,543	—	28,271,248
Corporate Bonds	—	1,347,125	—	1,347,125
$1,000 Par (or similar) Institutional Structures	696,401	269,522	—	965,923
Short-Term Investments:
Repurchase Agreements	—	3,798,922	—	3,798,922
Total	$32,033,066	$5,568,112	$—	$37,601,178

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2013, the cost of investments was $37,961,339.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2013, were as follows:

Gross unrealized:
Appreciation	$197,419
Depreciation	(557,580)
Net unrealized appreciation (depreciation) of investments	$(360,161)

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen NWQ Flexible Income Fund (continued)

June 30, 2013

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Structures classified as Level 2.
(5)	Perpetual security. Maturity date is not applicable.
(6)	For fair value measurement disclosure purposes, $1,000 Par (or similar) Institutional Structures classified as Level 2.
CORTS	Corporate Backed Trust Securities.
PPLUS	PreferredPlus Trust.
N/A	Not applicable.
N/R	Not rated.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

12	Nuveen Investments

Consolidated Portfolio of Investments (Unaudited)

Nuveen Gresham Diversified Commodity Strategy Fund

June 30, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 93.8%

	U.S. Government and Agency Obligations – 87.8%

$1,500	U.S. Treasury Bills	0.000%	7/25/13	Aaa	$1,499,982

1,700	U.S. Treasury Bills	0.000%	9/19/13	Aaa	1,699,867

1,500	U.S. Treasury Bills	0.000%	12/12/13	Aaa	1,499,556

1,500	U.S. Treasury Bills	0.000%	1/09/14	Aaa	1,499,501

1,650	U.S. Treasury Bills	0.000%	2/06/14	Aaa	1,649,168

1,500	U.S. Treasury Bills	0.000%	3/06/14	Aaa	1,498,916

1,970	U.S. Treasury Bills	0.000%	4/03/14	Aaa	1,968,339

2,000	U.S. Treasury Bills	0.000%	5/01/14	Aaa	1,997,974

1,450	U.S. Treasury Bills	0.000%	5/29/14	Aaa	1,448,328

1,000	U.S. Treasury Bills	0.000%	6/26/14	Aaa	998,550
15,770	Total U.S. Government and Agency Obligations				15,760,181
	Repurchase Agreements – 6.0%

265	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/13, repurchase price $264,604, collateralized by $270,000 U.S. Treasury Notes, 1.750%, due 10/31/18, value $274,388	0.010%	7/01/13	N/A	264,603

805	Repurchase Agreement with State Street Bank, dated 6/28/13, repurchase price $804,912, collateralized by $880,000 Federal Home Loan Mortgage Corporation Notes, 2.070%, due 11/07/22, value $823,445	0.010%	7/01/13	N/A	804,911
$1,070	Total Repurchase Agreements				1,069,514
	Total Short-Term Investments (cost $16,827,319) – 93.8%				16,829,695
	Other Assets Less Liabilities – 6.2%				1,115,260
	Net Assets – 100%				$17,944,955

Investments in Derivatives as of June 30, 2013

Futures Contracts outstanding:

Commodity Group	Contract	Contract Position (3)	Contract Expiration	Number of Contracts	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Energy	Crude Oil

	ICE Brent Crude Oil Futures Contract	Long	September 2013	9	$915,480	$(7,069)

	ICE Brent Crude Oil Futures Contract	Long	November 2013	9	907,650	(8,209)

	NYMEX Crude Oil Futures Contract	Long	September 2013	5	482,200	12,226

	NYMEX Crude Oil Futures Contract	Long	November 2013	11	1,046,100	2,899

	NYMEX Crude Oil Futures Contract	Long	January 2014	5	468,200	2,774
	Total Crude Oil				3,819,630	2,621
	Gas Oil

	ICE Gas Oil Futures Contract	Long	September 2013	3	262,200	3,775
	Heating Oil

	NYMEX Heating Oil Futures Contract	Long	September 2013	3	360,776	(5,793)

	NYMEX Heating Oil Futures Contract	Long	November 2013	2	241,013	1,901

	NYMEX Heating Oil Futures Contract	Long	January 2014	1	120,725	(1,474)
	Total Heating Oil				722,514	(5,366)

Nuveen Investments	13

Consolidated Portfolio of Investments (Unaudited)

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

June 30, 2013

Investments in Derivatives as of June 30, 2013 (continued)

Futures Contracts outstanding (continued)

Commodity Group	Contract	Contract Position (3)	Contract Expiration	Number of Contracts	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Energy (continued)	Natural Gas
	NYMEX Natural Gas Futures Contract	Long	September 2013	19	$676,210	$(108,765)

	NYMEX Natural Gas Futures Contract	Long	November 2013	14	510,440	(78,823)
	Total Natural Gas				1,186,650	(187,588)
	Unleaded Gas

	NYMEX Gasoline RBOB Futures Contract	Long	September 2013	6	680,098	(27,115)
	Total Energy				6,671,092	(213,673)
Industrial Metals	Aluminum

	LME Aluminum High Grade Futures Contract	Long	July 2013	21	912,056	(135,904)

	LME Aluminum High Grade Futures Contract	Short	July 2013	(19)	(825,194)	35,163

	LME Aluminum High Grade Futures Contract	Long	September 2013	17	751,931	(29,858)
	Total Aluminum				838,793	(130,599)
	Copper

	CEC Copper High Grade Futures Contract	Long	September 2013	10	764,375	(48,812)

	LME Copper Futures Contract	Long	July 2013	5	842,312	(76,650)

	LME Copper Futures Contract	Short	July 2013	(5)	(842,312)	36,563

	LME Copper Futures Contract	Long	September 2013	5	843,875	(37,494)
	Total Copper				1,608,250	(126,393)
	Lead

	LME Lead Futures Contract	Long	July 2013	3	153,338	(3,619)

	LME Lead Futures Contract	Short	July 2013	(3)	(153,338)	8,412

	LME Lead Futures Contract	Long	September 2013	3	153,769	(8,085)
	Total Lead				153,769	(3,292)
	Nickel

	LME Nickel Futures Contract	Long	July 2013	3	245,799	(55,821)

	LME Nickel Futures Contract	Short	July 2013	(3)	(245,799)	9,351

	LME Nickel Futures Contract	Long	September 2013	3	246,663	(9,393)
	Total Nickel				246,663	(55,863)
	Zinc

	LME Zinc Futures Contract	Long	July 2013	5	228,500	(23,450)

	LME Zinc Futures Contract	Short	July 2013	(5)	(228,500)	(275)

	LME Zinc Futures Contract	Long	September 2013	6	278,100	384

	LME Zinc Futures Contract	Short	September 2013	(1)	(46,350)	412
	Total Zinc				231,750	(22,929)
	Total Industrial Metals				3,079,225	(339,076)
Agriculturals	Corn

	CBOT Corn Futures Contract	Long	September 2013	22	601,975	(25,107)

	CBOT Corn Futures Contract	Long	December 2013	14	357,700	(26,142)
	Total Corn				959,675	(51,249)
	Soybean Meal

	CBOT Soybean Meal Futures Contract	Long	December 2013	10	374,000	19,902

14	Nuveen Investments

Investments in Derivatives as of June 30, 2013 (continued)

Futures Contracts outstanding (continued)

Commodity Group	Contract	Contract Position (3)	Contract Expiration	Number of Contracts	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Agriculturals (continued)	Soybean Oil
	CBOT Soybean Oil Futures Contract	Long	December 2013	4	$108,288	$(7,751)

	CBOT Soybean Oil Futures Contract	Long	January 2014	7	189,420	(11,145)
	Total Soybean Oil				297,708	(18,896)
	Soybeans

	CBOT Soybean Futures Contract	Long	November 2013	18	1,126,800	1,828
	Wheat

	CBOT Wheat Futures Contract	Long	September 2013	11	361,762	(21,750)

	KCBT Wheat Futures Contract	Long	September 2013	6	207,150	(10,730)

	MGEX Red Spring Wheat Futures Contract	Long	September 2013	5	193,750	(5,554)
	Total Wheat				762,662	(38,034)
	Total Agriculturals				3,520,845	(86,449)
Precious Metals	Gold

	CEC Gold Futures Contract	Long	August 2013	14	1,713,180	(287,360)
	Palladium

	NYMEX Palladium Futures Contract	Long	September 2013	1	66,070	(6,424)
	Platinum

	NYMEX Platinum Futures Contract	Long	October 2013	2	133,990	(9,330)
	Silver

	CEC Silver Futures Contract	Long	September 2013	5	486,750	(76,649)
	Total Precious Metals				2,399,990	(379,763)
Foods & Fibers	Cocoa

	ICE Cocoa Futures Contract	Long	September 2013	3	64,920	(5,857)
	Coffee

	ICE Coffee C Futures Contract	Long	September 2013	3	135,450	(7,742)

	LIFFE Coffee Robusta Futures Contract	Long	September 2013	5	87,950	(2,205)
	Total Coffee				223,400	(9,947)
	Cotton

	ICE Cotton Futures Contract	Long	December 2013	5	210,025	(8,717)
	Sugar

	ICE Sugar Futures Contract	Long	October 2013	19	360,058	2,620
	Total Foods & Fibers				858,403	(21,901)
Livestock	Feeder Cattle

	CME Feeder Cattle Futures Contract	Long	August 2013	3	224,175	2,384
	Lean Hogs

	CME Lean Hogs Futures Contract	Long	August 2013	5	194,900	378

	CME Lean Hogs Futures Contract	Long	October 2013	6	205,920	3,226
	Total Lean Hogs				400,820	3,604

Nuveen Investments	15

Consolidated Portfolio of Investments (Unaudited)

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

June 30, 2013

Investments in Derivatives as of June 30, 2013 (continued)

Futures Contracts outstanding (continued)

Commodity Group	Contract	Contract Position (3)	Contract Expiration	Number of Contracts	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Livestock (continued)	Live Cattle
	CME Live Cattle Futures Contract	Long	August 2013	16	$780,960	$1,517

	CME Live Cattle Futures Contract	Long	October 2013	3	150,810	512
	Total Live Cattle				931,770	2,029
	Total Livestock				1,556,765	8,017
	Total Futures Contracts outstanding				$18,086,320	$(1,032,845)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Short-Term Investments:
U.S. Government and Agency Obligations	$—	$15,760,181	$—	$15,760,181
Repurchase Agreements	—	1,069,514	—	1,069,514
Derivatives:
Futures Contracts*	(1,032,845)	—	—	(1,032,845)
Total	$(1,032,845)	$16,829,695	$—	$15,796,850
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Consolidated Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2013, the cost of investments (excluding investments in derivatives) was $16,827,319.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of June 30, 2013, were as follows:

Gross unrealized:
Appreciation	$2,474
Depreciation	(98)
Net unrealized appreciation (depreciation) of investments	$2,376

16	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Ratings: Using the highest of Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. rating.
(3)	The Fund expects to invest only in long futures contracts. Some short futures positions arise in futures contracts traded on the London Metal Exchange (“LME”) solely as the result of closing existing long LME futures positions. For every short LME futures contract outstanding, the Fund had previously entered into a long LME futures contract. The London Clearing House is the counterparty for both the long and short position.
N/A	Not applicable.
CBOT	Chicago Board of Trade
CEC	Commodities Exchange Center
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
KCBT	Kansas City Board of Trade
LIFFE	London International Financial Futures Exchange
LME	London Metal Exchange
MGEX	Minneapolis Grain Exchange
NYMEX	New York Mercantile Exchange
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending

Nuveen Investments	17

Consolidated Portfolio of Investments (Unaudited)

Nuveen Gresham Long/Short Commodity Strategy Fund

June 30, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 90.1%

	U.S. Government and Agency Obligations – 76.5%

$1,050	U.S. Treasury Bills	0.000%	9/19/13	Aaa	$1,049,918

500	U.S. Treasury Bills	0.000%	12/12/13	Aaa	499,852

565	U.S. Treasury Bills	0.000%	1/09/14	Aaa	564,812

500	U.S. Treasury Bills	0.000%	2/06/14	Aaa	499,748

575	U.S. Treasury Bills	0.000%	3/06/14	Aaa	574,584

610	U.S. Treasury Bills	0.000%	4/03/14	Aaa	609,486

650	U.S. Treasury Bills	0.000%	5/01/14	Aaa	649,342

1,600	U.S. Treasury Bills	0.000%	5/29/14	Aaa	1,598,155
6,050	Total U.S. Government and Agency Obligations				6,045,897

	Repurchase Agreements – 13.6%

104	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/13, repurchase price $103,555, collateralized by $105,000 U.S. Treasury Notes, 1.750%, due 10/31/18, value $106,706	0.010%	7/01/13	N/A	103,554

968	Repurchase Agreement with State Street Bank, dated 6/28/13, repurchase price $968,103, collateralized by $1,060,000 Federal Home Loan Mortgage Corporation Notes, 2.070%, due 11/07/22, value $991,877	0.010%	7/01/13	N/A	968,102
$1,072	Total Repurchase Agreements				1,071,656
	Total Short-Term Investments (cost $7,117,058) – 90.1%				7,117,553
	Other Assets Less Liabilities – 9.9%				778,955
	Net Assets – 100%				$7,896,508

Investments in Derivatives as of June 30, 2013

Futures Contracts outstanding:

Commodity Group	Contract	Contract Position (3)	Contract Expiration	Number of Contracts	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
Energy	Natural Gas

	NYMEX Natural Gas Futures Contract	Long	September 2013	14	$498,260	$(39,688)
	Total Energy				498,260	(39,688)
Industrial Metals	Aluminum

	LME Aluminum High Grade Futures Contract	Long	July 2013	8	347,450	(16,100)

	LME Aluminum High Grade Futures Contract	Short	July 2013	(8)	(347,450)	29,875

	LME Aluminum High Grade Futures Contract	Long	August 2013	8	351,000	(32,800)

	LME Aluminum High Grade Futures Contract	Short	August 2013	(8)	(351,000)	15,450

	LME Aluminum High Grade Futures Contract	Short	September 2013	(8)	(353,850)	32,600

	Total Aluminum				(353,850)	29,025

18	Nuveen Investments

Investments in Derivatives as of June 30, 2013 (continued)

Futures Contracts outstanding (continued)

Commodity Group	Contract	Contract Position (3)	Contract Expiration	Number of Contracts	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
Industrial Metals (continued)	Copper
	CEC Copper High Grade Futures Contract	Short	September 2013	(4)	$(305,750)	$3,650

	LME Copper Futures Contract	Long	July 2013	2	336,925	(2,600)

	LME Copper Futures Contract	Short	July 2013	(2)	(336,925)	36,125

	LME Copper Futures Contract	Long	August 2013	2	337,413	(29,450)

	LME Copper Futures Contract	Short	August 2013	(2)	(337,413)	2,625

	LME Copper Futures Contract	Short	September 2013	(2)	(337,550)	29,675
	Total Copper				(643,300)	40,025
	Lead

	LME Lead Futures Contract	Long	July 2013	1	51,112	1,688

	LME Lead Futures Contract	Short	July 2013	(1)	(51,112)	162

	LME Lead Futures Contract	Long	August 2013	1	51,206	(4,431)

	LME Lead Futures Contract	Short	August 2013	(1)	(51,206)	(1,669)

	LME Lead Futures Contract	Long	September 2013	2	102,513	(9,788)

	LME Lead Futures Contract	Short	September 2013	(3)	(153,769)	12,106
	Total Lead				(51,256)	(1,932)
	Nickel

	LME Nickel Futures Contract	Long	July 2013	1	81,933	(6,945)

	LME Nickel Futures Contract	Short	July 2013	(1)	(81,933)	16,413

	LME Nickel Futures Contract	Long	August 2013	1	82,083	(8,961)

	LME Nickel Futures Contract	Short	August 2013	(1)	(82,083)	6,951

	LME Nickel Futures Contract	Short	September 2013	(1)	(82,221)	8,967
	Total Nickel				(82,221)	16,425
	Zinc

	LME Zinc Futures Contract	Long	July 2013	2	91,400	(450)

	LME Zinc Futures Contract	Short	July 2013	(2)	(91,400)	1,525

	LME Zinc Futures Contract	Long	August 2013	2	92,125	(5,313)

	LME Zinc Futures Contract	Short	August 2013	(2)	(92,125)	100

	LME Zinc Futures Contract	Short	September 2013	(2)	(92,700)	5,075
	Total Zinc				(92,700)	937
	Total Industrial Metals				(1,223,327)	84,480
Agriculturals	Corn

	CBOT Corn Futures Contract	Short	September 2013	(15)	(410,438)	24,918
	Soybean Meal

	CBOT Soybean Meal Futures Contract	Long	December 2013	5	187,000	11,139
	Soybean Oil

	CBOT Soybean Oil Futures Contract	Short	December 2013	(4)	(108,288)	6,816
	Soybeans

	CBOT Soybean Futures Contract	Long	November 2013	7	438,200	4,248

Nuveen Investments	19

Consolidated Portfolio of Investments (Unaudited)

Nuveen Gresham Long/Short Commodity Strategy Fund (continued)

June 30, 2013

Investments in Derivatives as of June 30, 2013 (continued)

Futures Contracts outstanding (continued)

Commodity Group	Contract	Contract Position (3)	Contract Expiration	Number of Contracts	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
Agriculturals (continued)	Wheat
	CBOT Wheat Futures Contract	Short	September 2013	(5)	$(164,437)	$16,763

	KCBT Wheat Futures Contract	Short	September 2013	(2)	(69,050)	10,200

	MGEX Red Spring Wheat Futures Contract	Short	September 2013	(2)	(77,500)	4,456
	Total Wheat				(310,987)	31,419
	Total Agriculturals				(204,513)	78,540
Precious Metals	Gold

	CEC Gold Futures Contract	Short	December 2013	(6)	(735,540)	93,500
	Platinum

	NYMEX Platinum Futures Contract	Short	October 2013	(1)	(66,995)	6,595
	Silver

	CEC Silver Futures Contract	Short	September 2013	(2)	(194,700)	39,160
	Total Precious Metals				(997,235)	139,255
Foods & Fibers	Cocoa

	ICE Cocoa Futures Contract	Short	September 2013	(1)	(21,640)	913
	Coffee

	ICE Coffee C Futures Contract	Short	September 2013	(1)	(45,150)	11,119
	LIFFE Coffee Robusta Futures Contract	Short	September 2013	(2)	(35,180)	5,640
	Total Coffee				(80,330)	16,759
	Cotton

	ICE Cotton Futures Contract	Short	December 2013	(2)	(84,010)	(196)
	Sugar

	ICE Sugar Futures Contract	Short	October 2013	(8)	(151,603)	6,160
	Total Foods & Fibers				(337,583)	23,636
Livestock	Feeder Cattle

	CME Feeder Cattle Futures Contract	Short	September 2013	(1)	(75,800)	(2,575)
	Lean Hogs

	CME Lean Hogs Futures Contract	Long	October 2013	5	171,600	4,250
	Live Cattle

	CME Live Cattle Futures Contract	Short	October 2013	(8)	(402,160)	(7,880)
	Total Livestock				(306,360)	(6,205)
	Total Futures Contracts outstanding				$(2,570,758)	$280,018
*	The aggregate Notional Amount at Value for long and short positions is $3,220,220 and $(5,790,978), respectively.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable

20	Nuveen Investments

inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Short-Term Investments:
U.S. Government and Agency Obligations	$—	$6,045,897	$—	$6,045,897
Repurchase Agreements	—	1,071,656	—	1,071,656
Derivatives:
Futures Contracts*	280,018	—	—	280,018
Total	$280,018	$7,117,553	$—	$7,397,571
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Consolidated Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2013, the cost of investments (excluding investments in derivatives) was $7,117,058.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of June 30, 2013, were as follows:

Gross unrealized:
Appreciation	$546
Depreciation	(51)
Net unrealized appreciation (depreciation) of investments	$495

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Ratings: Using the highest of Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. rating.
(3)	Some short futures positions arise in futures contracts traded on the London Metal Exchange (“LME”) solely as the result of closing existing long LME futures positions. The London Clearing House is the counterparty for both the long and short position.
N/A	Not applicable.
CBOT	Chicago Board of Trade
CEC	Commodities Exchange Center
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
KCBT	Kansas City Board of Trade
LIFFE	London International Financial Futures Exchange
LME	London Metal Exchange
MGEX	Minneapolis Grain Exchange
NYMEX	New York Mercantile Exchange

Nuveen Investments	21

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust V

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: August 29, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: August 29, 2013